UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA              February 13, 2009
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:     $905,862
                                             (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

2.      028-13108                       Cresthill Master Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2008

COLUMN 1                     COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6 COLUMN 7          COLUMN 8

                             TITLE                         VALUE    SHRS OR   SH/ PUT/   INVSMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP       (x$1000)  PRN AMT   PRN CALL   DSCRTN  MGRS      SOLE       SHARED  NONE
99 CENTS ONLY STORES          COM               65440K106   78,294  7,163,251 SH         SOLE    NONE       7,163,251
AES CORP                      COM               00130H105    3,067    372,164 SH         SOLE    NONE         372,164
AMERICAN TOWER CORP           CL A              029912201  147,216  5,021,013 SH         SOLE    NONE       5,021,013
AMERICAN WOODMARK CORP        COM               030506109   14,575    799,500 SH         SOLE    NONE         799,500
AMERICREDIT CORP              COM               03060R101   20,854  2,729,598 SH         SOLE    NONE       2,729,598
ANNALY CAP MGMT INC           COM               035710409      202     12,700 SH         SOLE    NONE          12,700
BALLY TECHNOLOGIES INC        COM               05874B107   50,391  2,097,024 SH         SOLE    NONE       2,097,024
BERKSHIRE HATHAWAY INC DEL    CL A              084670108   10,433        108 SH         SOLE    NONE             108
BERKSHIRE HATHAWAY INC DEL    CL B              084670207    6,743      2,098 SH         SOLE    NONE           2,098
CSX CORP                      COM               126408103      577     17,768 SH         SOLE    NONE          17,768
CARMAX INC                    COM               143130102   33,452  4,245,235 SH         SOLE    NONE       4,245,235
DYNAMEX INC                   COM               26784F103   10,868    736,824 SH         SOLE    NONE         736,824
ENCORE CAP GROUP INC          COM               292554102    4,835    671,513 SH         SOLE    NONE         671,513
ENSTAR GROUP LIMITED          SHS               G3075P101   34,392    581,535 SH         SOLE    NONE         581,535
ENTERTAINMENT PPTYS TR        COM SH BEN INT    29380T105      210      7,050 SH         SOLE    NONE           7,050
EXXON MOBIL CORP              COM               30231G102      355      4,453 SH         SOLE    NONE           4,453
FLAGSTONE REINSURANCE HLDGS   SHS               G3529T105   16,287  1,667,025 SH         SOLE    NONE       1,667,025
FRANKLIN STREET PPTYS CORP    COM               35471R106      295     20,000 SH         SOLE    NONE          20,000
HFF INC                       CL A              40418F108      985    401,842 SH         SOLE    NONE         401,842
IRON MTN INC                  COM               462846106     5512    413,025 SH         SOLE    NONE         413,025
ISLE OF CAPRI CASINOS INC     COM               464592104    1,779    555,943 SH         SOLE    NONE         555,943
LAMAR ADVERTISING CO          CL A              512815101   34,602  2,754,952 SH         SOLE    NONE       2,754,952
MARKEL CORP                   COM               570535104  115,978    387,887 SH         SOLE    NONE         387,887
MONARCH CASINO & RESORT INC   COM               609027107   14,981  1,285,963 SH         SOLE    NONE       1,285,963
O REILLY AUTOMOTIVE INC       COM               686091109   97,726  3,179,123 SH         SOLE    NONE       3,179,123
PENN NATL GAMING INC          COM               707569109  131,372  6,144,634 SH         SOLE    NONE       6,144,634
PINNACLE ENTMT INC            COM               723456109   14,236  1,853,707 SH         SOLE    NONE       1,853,707
POOL CORPORATION              COM               73278L105   30,998  1,725,000 SH         SOLE    NONE       1,725,000
SIMPSON MANUFACTURING CO INC  COM               829073105   20,338    732,629 SH         SOLE    NONE         732,629
WELLS FARGO & CO NEW          COM               949746101    3,184    108,007 SH         SOLE    NONE         108,007
WHITE RIVER CAPITAL INC       COM               96445P105    1,125    173,137 SH         SOLE    NONE         173,137




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